Property, plant and equipment (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment
Opening amount			£ 254,439	£ 246,032
Additions			3,210	13,764
Depreciation charge	£ (3,167)	£ (3,133)	(6,466)	(6,273)
Closing amount	251,183	253,523	251,183	253,523
Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			388,863	368,632
Closing amount	389,337	382,396	389,337	382,396
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(134,424)	(122,600)
Closing amount	(138,154)	(128,873)	(138,154)	(128,873)
Property
Reconciliation of changes in property, plant and equipment
Opening amount			214,465	215,826
Additions			423
Transfers			7,366
Depreciation charge			(1,743)	(1,631)
Closing amount	220,511	214,195	220,511	214,195
Property | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			270,900	268,981
Closing amount	278,689	268,981	278,689	268,981
Property | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(56,435)	(53,155)
Closing amount	(58,178)	(54,786)	(58,178)	(54,786)
Plant and machinery
Reconciliation of changes in property, plant and equipment
Opening amount			5,761	5,157
Additions			1,119	1,384
Depreciation charge			(1,613)	(1,271)
Closing amount	5,267	5,270	5,267	5,270
Plant and machinery | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			38,222	34,845
Closing amount	37,248	36,229	37,248	36,229
Plant and machinery | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(32,461)	(29,688)
Closing amount	(31,981)	(30,959)	(31,981)	(30,959)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment
Opening amount			34,213	25,049
Additions			1,668	12,380
Transfers			(7,366)
Depreciation charge			(3,110)	(3,371)
Closing amount	25,405	34,058	25,405	34,058
Fixtures and fittings | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			79,741	64,806
Closing amount	73,400	77,186	73,400	77,186
Fixtures and fittings | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(45,528)	(39,757)
Closing amount	£ (47,995)	£ (43,128)	£ (47,995)	£ (43,128)